Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Accelerated Share Repurchases
During the years ended December 31, 2018 and 2017, the Company entered into and completed ASR Agreements and open-market repurchases as presented below:

millions except per-share amounts
Agreement Date	Settlement Date	Amount	Average Price per Share	Initial Shares Delivered	Additional Shares Delivered	Total Shares Delivered
ASR Agreements
October 2017	December 2017	$1,000	$48.13	15.7	5.1	20.8
January 2018	February 2018	500	58.82	7.0	1.5	8.5
March 2018	June 2018	1,441	65.28	19.1	3.0	22.1
Total ASR Agreements		2,941		41.8	9.6	51.4
Open-market repurchases
December 2017	December 2017	59	52.00	N/A	N/A	1.1
August 2018	August 2018	250	66.14	N/A	N/A	3.8
September 2018	September 2018	250	63.11	N/A	N/A	3.9
December 2018	December 2018	250	52.34	N/A	N/A	4.8
Total open-market repurchases		809				13.6
Total		$3,750	$57.69			65.0

Common Stock Rollforward
The following summarizes the changes in the Company’s outstanding shares of common stock:

millions	2018	2017	2016
Shares of common stock issued
Shares at January 1	574	572	528
Exercise of stock options	—	—	1
Issuance of common stock	—	—	41
Issuance of restricted stock	3	2	2
Shares at December 31	577	574	572
Shares of common stock held in treasury
Shares at January 1	43	21	20
Purchase of treasury stock	43	22	—
Shares received for restricted stock vested and stock options exercised	1	—	1
Shares at December 31	87	43	21
Shares of common stock outstanding at December 31	490	531	551

Earnings Per Share Table
The following provides a reconciliation between basic and diluted EPS attributable to common stockholders for the years ended December 31:

millions except per-share amounts	2018	2017	2016
Net income (loss)
Net income (loss) attributable to common stockholders	$615	$(456)	$(3,071)
Income (loss) effect of TEUs	(4)	(7)	(6)
Less distributions on participating securities	5	1	1
Basic	$606	$(464)	$(3,078)
Income (loss) effect of TEUs	(1)	(2)	(1)
Diluted	$605	$(466)	$(3,079)
Shares
Average number of common shares outstanding—basic	504	548	522
Average number of common shares outstanding—diluted	504	548	522
Excluded due to anti-dilutive effect	9	11	11
Net income (loss) per common share
Basic	$1.20	$(0.85)	$(5.90)
Diluted	$1.20	$(0.85)	$(5.90)
Dividends per common share	$1.05	$0.20	$0.20